Corporate Information	12 Months Ended
Dec. 31, 2023
Corporate Information
Corporate Information

1. Corporate Information

CureVac N.V. (CureVac or CV or the Company) is the parent company of CureVac Group (Group) and, along with its subsidiaries, is a global biopharmaceutical company developing a new class of transformative medicines based on the messenger ribonucleic acid (mRNA) that has the potential to improve the lives of people.

With in - house manufacturing capabilities and expertise we are an integrated biopharmaceutical company. We consider our manufacturing process an important part of our strategy that allows us to continuously improve our technology platform and maintain flexibility in clinical development and allow us to manufacture potential future commercial products. The close interaction of our technical development and research teams enables us to rapidly implement innovations and robustness to the manufacturing process.

We were incorporated pursuant to the laws of the Netherlands as CureVac B.V. on April 7, 2020 to become a holding company for CureVac AG prior to our initial public offering. Pursuant to the terms of a corporate reorganization (the “Corporate Reorganization”), all of the outstanding shares in CureVac AG were contributed and transferred to CureVac B.V. in a capital increase in exchange for common shares of CureVac B.V. and, as a result, CureVac AG became a wholly-owned subsidiary of CureVac B.V. and then current shareholders of CureVac AG became the shareholders of CureVac B.V. Immediately following such exchange, and prior to the listing of our common shares on Nasdaq, we converted into a public company (naamloze vennootschap) under Dutch law pursuant to a Dutch notarial deed of amendment and conversion, following which our legal name became CureVac N.V. As part of our Corporate Reorganization, outstanding shares of all series in CureVac AG were exchanged for common shares in CureVac N.V.

We are registered in the commercial register at the Netherlands Chamber of Commerce under company number 77798031 (RSIN 861149336). Our principal executive offices are located at Friedrich-Miescher-Strasse 15, 72076 Tübingen, Germany.

During fiscal 2023, dievini Hopp BioTech holding GmbH & Co. KG (dievini), which is an investment company dedicated to the support of companies in health and life sciences, was the largest shareholder of CureVac. Together with its related parties, dievini held shares and voting rights in CureVac between appr. 37 – 43% (prior year: 43 – 46%) during that period. dievini is thus considered to be the de facto parent of the Group. Dietmar Hopp, Daniel Hopp and Oliver Hopp are the ultimate controlling persons (of the main shareholders) of dievini, and, therefore, control the voting and investment decisions of dievini.